Financial Instruments - Summary of Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020
Financial Assets [Abstract]
Cash and cash equivalents	$ 1,883.1	$ 855.2
Financial investments	869.2	424.7
Trade accounts receivable, net	203.4	149.4
Guarantee Deposits	1.7	0.6
Other assets	287.7	181.9
Financial Liabilities [Abstract]
Loans and financing	29.9
Lease liability	64.7	38.6	$ 57.6	$ 1.6
Residual value guarantee	(9.7)	4.2	$ 16.5
Other payables	$ 278.3	175.2
Amortized Cost [member] | Classification and measurement [member]
Financial Assets [Abstract]
Cash and cash equivalents		1,452.5
Financial investments		47.5
Corporate bonds - 2.4% p.a. maturing on 2022		47.5
Trade accounts receivable, net		144.6
Customer and commercial financing		10.7
Guarantee Deposits		0.5
Other assets		111.6
Financial Liabilities [Abstract]
Loans and financing		3,301.3
Bonds – US$, maturing on 2020 to 2027		2,949.9
Bonds – US$, maturing on 2030		5.4
Lease liability		9.4
Trade accounts payable		474.7
Other payables		132.5
Amortized Cost [member] | Maturing On 2021 To 2030 [member] | Classification and measurement [member]
Financial Liabilities [Abstract]
Working capital		325.4
Amortized Cost [member] | Maturing On 2023 To 2026 [member] | Classification and measurement [member]
Financial Liabilities [Abstract]
Working capital		20.6
Fair Value Through Profit And Loss [member] | Classification and measurement [member]
Financial Liabilities [Abstract]
Residual value guarantee		129.6
Carrying Value Book Value [member] | Carrying amounts and Fair value comparison [member]
Financial Assets [Abstract]
Cash and cash equivalents		1,452.5
Financial investments		47.5
Corporate bonds - 2.4% p.a. maturing on 2022		47.5
Trade accounts receivable, net		144.6
Customer and commercial financing		10.7
Guarantee Deposits		0.5
Other assets		111.6
Financial Liabilities [Abstract]
Loans and financing		3,301.3
Bonds – US$, maturing on 2020 to 2027		2,949.9
Bonds – US$, maturing on 2030		5.4
Lease liability		9.4
Trade accounts payable		474.7
Residual value guarantee		129.6
Other payables		132.5
Carrying Value Book Value [member] | Maturing On 2021 To 2030 [member] | Carrying amounts and Fair value comparison [member]
Financial Liabilities [Abstract]
Working capital		325.4
Carrying Value Book Value [member] | Maturing On 2023 To 2026 [member] | Carrying amounts and Fair value comparison [member]
Financial Liabilities [Abstract]
Working capital		20.6
Carrying Fair Value [member] | Carrying amounts and Fair value comparison [member]
Financial Assets [Abstract]
Cash and cash equivalents		1,452.5
Trade accounts receivable, net		144.6
Customer and commercial financing		10.7
Guarantee Deposits		0.5
Other assets		111.6
Financial Liabilities [Abstract]
Loans and financing		3,614.1
Bonds – US$, maturing on 2020 to 2027		3,264.5
Bonds – US$, maturing on 2030		5.6
Lease liability		9.4
Trade accounts payable		474.7
Residual value guarantee		129.6
Other payables		132.5
Carrying Fair Value [member] | Maturing On 2021 To 2030 [member] | Carrying amounts and Fair value comparison [member]
Financial Liabilities [Abstract]
Working capital		323.4
Carrying Fair Value [member] | Maturing On 2023 To 2026 [member] | Carrying amounts and Fair value comparison [member]
Financial Liabilities [Abstract]
Working capital		$ 20.6